Regulatory Capital - Additional Information (Detail)	Jun. 30, 2014		Dec. 31, 2013		Mar. 31, 2013
Banking And Thrift [Abstract]
Ratio of total risk-based capital for adequately capitalized	8.00%	[1]	8.00%	[1]	8.00%	[1]
Ratio of total risk-based capital for Cease and Desist Order			12.00%	[1]	12.00%	[1]

[1]	Total risk-based capital divided by total risk-weighted assets.